Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Convertible bond 2017/2022	€ 1,977	€ 2,495
EIB loan 2017	11,845	10,967
EIB loan 2019	5,301	0
Leasing liabilities	2,987	0
Total non-current financial liabilities	22,110	13,462
Leasing liabilities	1,038	0
Other current liabilities	99	29
Total current liabilities	€ 1,212	€ 165